Expense Example - Invesco VI Global Core Equity Fund	Series I 1 Year	Series I 3 Years	Series I 5 Years	Series I 10 Years	Series II 1 Year	Series II 3 Years	Series II 5 Years	Series II 10 Years
USD ($)	102	318	552	1,225	127	397	686	1,511